Quarterly Financial Data (Unaudited) (Schedule Of Quarterly Financial Data) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Abstract]
Total Operating Revenues	$ 357.9	$ 320.9	$ 316.1	$ 340.0	$ 340.7	$ 318.0	$ 343.5	$ 345.8
Operating Income	122.2	135.9	107.3	162.7	134.1	94.5	103.9	159.1		$ 528.1	$ 491.6
Income from Continuing Operations	75.4	74.9	60.1	97.1	62.6	53.7	59.4	93.0		267.6	268.7
Results from Discontinued Operations-net of taxes	0.0	(0.1)	(0.3)	0.0	0.0	(0.1)	(0.3)	(0.2)		(0.4)	(0.6)
Net Income attributable to CPG	$ 63.4	$ 63.0	$ 50.8	$ 90.0	$ 62.6	$ 53.6	$ 59.1	$ 92.8	$ 267.2	$ 267.2	$ 268.1
Basic Earnings Per Share
Continuing Operations	$ 0.19	$ 0.20	$ 0.16	$ 0.28	$ 0.20	$ 0.17	$ 0.19	$ 0.29		$ 0.81	$ 0.84
Discontinued Operations	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00
Basic Earnings Per Share	0.19	0.20	0.16	0.28	0.20	0.17	0.19	0.29		0.81	0.84
Diluted Earnings Per Share
Continuing Operations	0.19	0.20	0.16	0.28	0.20	0.17	0.19	0.29		0.81	0.84
Discontinued Operations	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00
Diluted Earnings Per Share	$ 0.19	$ 0.20	$ 0.16	$ 0.28	$ 0.20	$ 0.17	$ 0.19	$ 0.29		$ 0.81	$ 0.84